Cash, Cash Equivalents and Marketable Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents and Marketable Securities

4. Cash, Cash Equivalents and Marketable Securities

The following is a summary of cash, cash equivalents and marketable securities as of March 31, 2017 and December 31, 2016 (in thousands):

	Amortized Cost	Gross unrealized gains	Gross unrealized losses	Fair market value
March 31, 2017
Cash	$3,047	$—	$—	$3,047
Money market funds	6,882	—	—	6,882
Reverse repurchase agreement	3,000	—	—	3,000
U.S Treasury securities and obligations of U.S. government agencies	16,535	—	(7)	16,528
Corporate debt securities	23,224	1	(8)	23,217

Total for March 31, 2017	$52,688	$1	$(15)	$52,674

December 31, 2016
Cash	$5,017	$—	$—	$5,017
Money market funds	14,186	—	—	14,186
Reverse repurchase agreements	5,000	—	—	5,000
U.S Treasury securities and obligations of U.S. government agencies	16,458	1	(2)	16,457
Corporate debt securities	20,391	1	(17)	20,375

Total for December 31, 2016	$61,052	$2	$(19)	$61,035

4. Cash, Cash Equivalents and Marketable Securities

The following is a summary of cash, cash equivalents and marketable securities as of December 31, 2016 and 2015 (in thousands):

	Amortized Cost	Gross unrealized gains	Gross unrealized losses	Fair market value
December 31, 2016
Cash	$5,017	$—	$—	$5,017
Money market funds	14,186	—	—	14,186
Reverse repurchase agreements	5,000	—	—	5,000
U.S. Treasury securities and obligations of U.S. government agencies	16,458	1	(2)	16,457
Corporate debt securities	20,391	1	(17)	20,375

Total for December 31, 2016	$61,052	$2	$(19)	$61,035

December 31, 2015
Cash	$1,862	$—	$—	$1,862
Money market funds	12,131	—	—	12,131
Reverse repurchase agreements	6,000	—	—	6,000
U.S. Treasury securities and obligations of U.S. government agencies	28,982	4	(7)	28,979
Corporate debt securities	38,276	22	(16)	38,282

Total for December 31, 2015	$87,251	$26	$(23)	$87,254